Property, plant and equipment - Unproved mineral interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,332	€ 56,299
Currency translation differences	(1,578)	2,926
Property, plant and equipment - end of the year	56,299	56,332
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,003	1,819
Additions	153	121
Net (impairments) reversals	158	9
Reclassification to Proved Mineral Interest	(81)	(56)
Currency translation differences and other changes	(74)	110
Property, plant and equipment - end of the year	2,159	2,003
Unproved mineral interest | Congo
Property, plant and equipment
Property, plant and equipment - beginning of the year	198	218
Net (impairments) reversals	243	(28)
Reclassification to Proved Mineral Interest		(6)
Currency translation differences and other changes	(12)	14
Property, plant and equipment - end of the year	429	198
Unproved mineral interest | Nigeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	958	892
Additions		11
Reclassification to Proved Mineral Interest	(1)
Currency translation differences and other changes	(33)	55
Property, plant and equipment - end of the year	924	958
Unproved mineral interest | Turkmenistan
Property, plant and equipment
Property, plant and equipment - beginning of the year	95	3
Net (impairments) reversals	(93)	93
Currency translation differences and other changes	(2)	(1)
Property, plant and equipment - end of the year		95
Unproved mineral interest | United States of America
Property, plant and equipment
Property, plant and equipment - beginning of the year	16	68
Net (impairments) reversals	8	(56)
Currency translation differences and other changes	(1)	4
Property, plant and equipment - end of the year	23	16
Unproved mineral interest | Algeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	211	114
Additions	61	110
Reclassification to Proved Mineral Interest	(51)	(19)
Currency translation differences and other changes	(6)	6
Property, plant and equipment - end of the year	215	211
Unproved mineral interest | Egypt
Property, plant and equipment
Property, plant and equipment - beginning of the year	3	16
Additions		(2)
Reclassification to Proved Mineral Interest	(1)	(12)
Currency translation differences and other changes		1
Property, plant and equipment - end of the year	2	3
Unproved mineral interest | United Arab Emirates
Property, plant and equipment
Property, plant and equipment - beginning of the year	520	508
Reclassification to Proved Mineral Interest	(28)	(19)
Currency translation differences and other changes	(17)	31
Property, plant and equipment - end of the year	475	520
Unproved mineral interest | Italy
Property, plant and equipment
Property, plant and equipment - beginning of the year	2
Additions		2
Property, plant and equipment - end of the year	2	€ 2
Unproved mineral interest | Indonesia
Property, plant and equipment
Additions	92
Currency translation differences and other changes	(3)
Property, plant and equipment - end of the year	€ 89